Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Property and Equipment

Property and equipment consists of the following:

	June 30,	December 31,
	2018	2017

Machines and equipment	$240,295	$240,295
Office and computer equipment	166,873	156,860
Devices	81,060	89,704
Software	38,126	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	544,632	539,665
Accumulated depreciation	(484,845)	(479,296)
Net property and equipment	$59,787	$60,369

Depreciation expense was $6,008 and $5,958 for the three months ended June 30, 2018 and 2017, respectively and $11,024 and $12,078 for the six months ended June 30, 2018 and 2017, respectively

Property and equipment consists of the following at December 31, 2017 and 2016:

	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	89,704	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	539,665	532,165
Accumulated depreciation	(479,296)	(455,227)
Net property and equipment	$60,369	$76,938

Depreciation expense was $24,069 and $19,858 for the years ended December 31, 2017 and 2016, respectively. The depreciation policies followed by the Company are described in Note 2.